[Dechert Letterhead]




                                   May 3, 2006


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      The Weiss Fund
         File Nos. 33-95688 and 811-09084

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of The Weiss Fund (the "Trust") that the form of Prospectus and Statement of Additional
Information included in Post-Effective Amendment No. 18 to the Trust's Registration Statement on Form N-1A ("PEA 18") that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 18. I hereby further certify that PEA 18 was filed electronically with the Commission on April 28, 2006 pursuant to Rule 485(b) under the Securities Act.

         No fees are required in connection with this filing.  Please call me at
(617) 654-8612 or John V. O'Hanlon at (617) 728-7111 if you have any questions.


                                                        Very truly yours,


                                                        /s/ Tiffany P. Marosits
                                                        Tiffany P. Marosits


cc:      John V. O'Hanlon, Esq.
         Leslie-Anne Moore
         Sharon Parker-Daniels